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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 --------------------------------
   Address:      5847 San Felipe Suite 1212
                 --------------------------------
                 Houston, TX 77057
                 --------------------------------

Form 13F File Number: 28-03940
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Admin
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

          Janice Darden                 Houston Texas      07/28/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 55
                                        --------------------

Form 13F Information Table Value Total: $ 92,236
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

                                 TITLE                 VALUE    SHARES/   SH/     PUT/   INVSTMT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER          OF CLASS   CUSIP NO    (x$1000)  PRN AMT   PRN     CALL   DSCRETN   MANAGERS   SOLE  SHARED  NONE
AES CORPORATION                COM        00130H105        234    12200   SH    DEFINED     2500          0    9700
ABBOTT LABORATORIES            COM          2824100       3402    64231   SH    DEFINED    36916          0   27315
AMERICAN INTL GROUP INC        COM         26874107       2187    82664   SH    DEFINED    45550          0   37114
AMGEN INC                      COM         31162100        864    18325   SH    DEFINED     8410          0    9915
ANADARKO PETROLEUM CORP        COM         32511107       3868    51680   SH    DEFINED    25230          0   26450
ANHEUSER BUSCH COS INC         COM         35229103       3036    48880   SH    DEFINED    27135          0   21745
AVNET INC                      COM         53807103        592    21704   SH    DEFINED     7177          0   14527
BED BATH AND BEYOND            COM         75896100        966    34360   SH    DEFINED    15855          0   18505
C.B. RICHARD ELLIS             COM        12497T101       1249    65050   SH    DEFINED    32650          0   32400
CELGENE CORPORATION            COM        151020104       3090    48375   SH    DEFINED    22675          0   25700
CHEVRON CORP NEW               COM        166764100        279     2812   SH    DEFINED     2416          0     396
CISCO SYS INC                  COM        17275R102       3115   133909   SH    DEFINED    59040          0   74869
COCA-COLA COMPANY              COM        191216100       3583    68937   SH    DEFINED    37415          0   31522
CONOCOPHILLIPS                 COM        20825C104       2897    30697   SH    DEFINED    12521          0   18176
CULLEN FROST BANKERS INC       COM        229899109        274     5500   SH    DEFINED     1100          0    4400
EMC CORPORATION MASS           COM        268648102        505    34392   SH    DEFINED    11602          0   22790
ENSCO INTL INC                 COM        26874Q100        323     4000   SH    SOLE        4000          0       0
EXXON MOBIL CORP               COM        30231G102       6114    69379   SH    DEFINED    40964          0   28415
FIFTH THIRD BANCORP            COM        316773100        152    14920   SH    DEFINED     7600          0    7320
FIRST MARBLEHEAD               COM        320771108        188    73165   SH    DEFINED    45265          0   27900
GENERAL ELEC CO                COM        369604103       1860    69672   SH    DEFINED    24582          0   45090
GENZYME CORPORATION            COM        372917104        588     8180   SH    DEFINED     2980          0    5200
GRAMERCY CAPITAL CORP.         COM        384871109        156    13458   SH    DEFINED     7978          0    5480
HCC INSURANCE HLDGS INC        COM        404132102       3511   166093   SH    DEFINED    78476          0   87617
HALLIBURTON CO                 COM        406216101        964    18168   SH    DEFINED     8072          0   10096
HARLEY DAVIDSON                COM        412822108       2239    61745   SH    DEFINED    35005          0   26740
JACK HENRY & ASSOC INC         COM        426281101       2627   121415   SH    DEFINED    67435          0   53980
HESS CORP                      COM        42809H107       2089    16555   SH    DEFINED     6665          0    9890
HONEYWELL INTERNATIONAL INC    COM        438516106       2420    48125   SH    DEFINED    20095          0   28030
HUGOTON ROYALTY TRUST-         COM        444717102        268     7250   SH    SOLE        7250          0       0
INTEL CORP                     COM        458140100       2109    98190   SH    DEFINED    53255          0   44935
INTERNATIONAL BUSINESS MACH.   COM        459200101       3888    32800   SH    DEFINED    20644          0   12156
JPMORGAN CHASE & CO            COM        46625H100        374    10900   SH    DEFINED     3800          0    7100
JOHNSON & JOHNSON              COM        478160104       3614    56164   SH    DEFINED    30704          0   25460
MASCO CORPORATION              COM        574599106        836    53150   SH    DEFINED    30200          0   22950
NOBLE ENERGY INC               COM        655044105        251     2500   SH    DEFINED        0          0    2500
NUVEEN REAL ESTATE INCOME FD   FUND       67071B108        651    44000   SH    DEFINED    32600          0   11400
PEPSICO INC                    COM        713448108        556     8750   SH    DEFINED     3250          0    5500
PFIZER INC                     COM        717081103        268    15340   SH    DEFINED     2240          0   13100
PIONEER NATURAL RESOURCES      COM        723787107       1644    21000   SH    DEFINED     8800          0   12200
PROSPERITY BANCSHARES INC      COM        743606105       1441    53909   SH    DEFINED    28552          0   25357
RUSH ENTERPRISES CLASS A       COM        781846209       2420    21465   SH    DEFINED   109115          0   92350
S&P 500 EQUAL WGT. RYDEX ETF   COM        78355W106       4272    12347   SH    DEFINED    63417          0   38930
SCHLUMBERGER LIMITED           COM        806857108       1643    15298   SH    DEFINED     8998          0    6300
SIMON PPTY GROUP INC NEW       COM        828806109        288     3200   SH    SOLE        3200          0       0
STERICYCLE INC                 COM        858912108        207     4000   SH    DEFINED        0          0    4000
TEVA PHARMACEUTICAL ADR 1/10   COM        881624209       5127   111950   SH    DEFINED    56610          0   55340
TEXAS INSTRUMENTS INC          COM        882508104        652    23170   SH    DEFINED     8200          0   14970
3M COMPANY                     COM        88579Y101       2852    40987   SH    DEFINED    21362          0   19625
US BANCORP DEL                 COM        902973304        234     8375   SH    DEFINED     3232          0    5143
WEINGARTEN REALTY SBI          COM        948741103        488    16106   SH    DEFINED    10750          0    5356
WELLS FARGO & CO (NEW)         COM        949746101        576    24232   SH    DEFINED     9850          0   14382
WRIGLEY COMPANY                COM        982526105       2261    29073   SH    DEFINED    11975          0   17098
WYETH CORP                     COM        983024100       1687    35176   SH    DEFINED    19225          0   15951
NABORS INDUSTRIES LTD          COM        G6359F103        257     5214   SH    DEFINED     5000          0     214